Non-Underlying Items - Summary of Detailed Information About Non Underlying Items (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Underlying Items [Abstract]
Cost related to the Reverse Recapitalization	€ (84,193)
Net gain on disposals	964	€ 24,014	€ 40,307
Government grants	172	6,177	3,724
Negative goodwill from acquisition of a subsidiary	0	7,896
Gain on debt restructuring	0	7,380
Other	0	(261)	(485)
Total non-underlying items	€ (83,057)	€ 45,206	€ 43,546